Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000240309
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Class A Shares
Trading Symbol	FIHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in lower-rated corporate fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Midstream, Building Materials, Consumer Products, Electric Utilities and Chemicals industry sectors.

  The Fund was positively impacted by its overweight position in the outperforming P&C Insurance sector and its underweight position in the underperforming Retail sector.

  Specific Fund holdings that positively impacted performance relative to the Index included Foundation Building Materials, Millennium Escrow, Venture Global Plaquemines, Ardonagh Group and Allied Universal Holdco.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Packaging, Cable & Satellite, Automotive and Gaming industry sectors.

  The Fund was also negatively impacted by its overweight allocation to the underperforming Packaging sector and its underweight allocations to the strong performing Media & Entertainment, Wireline Telecommunications and Wireless Telecommunications industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Ardagh Packaging, Real Hero Truck Merger Sub, Affinity Gaming, Organon & Co and Condor Merger Sub.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
10/31/2015	$9,553	$10,000	$10,000	$10,000
10/31/2016	$10,389	$10,437	$11,016	$10,743
10/31/2017	$11,259	$10,531	$11,998	$11,630
10/31/2018	$11,303	$10,315	$12,115	$11,677
10/31/2019	$12,275	$11,502	$13,130	$12,568
10/31/2020	$12,691	$12,214	$13,580	$12,835
10/31/2021	$13,825	$12,155	$15,009	$14,192
10/31/2022	$12,263	$10,249	$13,244	$12,603
10/31/2023	$12,920	$10,286	$14,069	$13,260
10/31/2024	$14,776	$11,370	$16,387	$15,304
10/31/2025	$15,839	$12,071	$17,724	$16,453

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales loadFootnote Reference*	2.37%	3.57%	4.71%
Class A Shares without sales loadFootnote Reference*	7.19%	4.53%	5.19%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%
Lipper High Yield Funds Average	7.51%	5.05%	5.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 6,399,578,411
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 27,536,421
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,399,578,411 Number of Investments525 Portfolio Turnover21% Total Advisory Fees Paid$27,536,421
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Chemicals	3.9%
Gaming	4.0%
Building Materials	4.1%
Cash Equivalents	4.4%
Automotive	4.6%
Midstream	5.0%
Health Care	5.2%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.9%

Material Fund Change [Text Block]
C000240310
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Class C Shares
Trading Symbol	FIHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$158	1.53%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in lower-rated corporate fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Midstream, Building Materials, Consumer Products, Electric Utilities and Chemicals industry sectors.

  The Fund was positively impacted by its overweight position in the outperforming P&C Insurance sector and its underweight position in the underperforming Retail sector.

  Specific Fund holdings that positively impacted performance relative to the Index included Foundation Building Materials, Millennium Escrow, Venture Global Plaquemines, Ardonagh Group and Allied Universal Holdco.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Packaging, Cable & Satellite, Automotive and Gaming industry sectors.

  The Fund was also negatively impacted by its overweight allocation to the underperforming Packaging sector and its underweight allocations to the strong performing Media & Entertainment, Wireline Telecommunications and Wireless Telecommunications industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Ardagh Packaging, Real Hero Truck Merger Sub, Affinity Gaming, Organon & Co and Condor Merger Sub.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,876	$10,437	$11,016	$10,743
10/31/2017	$11,786	$10,531	$11,998	$11,630
10/31/2018	$11,832	$10,315	$12,115	$11,677
10/31/2019	$12,850	$11,502	$13,130	$12,568
10/31/2020	$13,285	$12,214	$13,580	$12,835
10/31/2021	$14,472	$12,155	$15,009	$14,192
10/31/2022	$12,837	$10,249	$13,244	$12,603
10/31/2023	$13,388	$10,286	$14,069	$13,260
10/31/2024	$15,220	$11,370	$16,387	$15,304
10/31/2025	$16,176	$12,071	$17,724	$16,453

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales loadFootnote Reference*	5.28%	4.02%	4.93%
Class C Shares without sales loadFootnote Reference*	6.28%	4.02%	4.93%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%
Lipper High Yield Funds Average	7.51%	5.05%	5.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 6,399,578,411
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 27,536,421
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,399,578,411 Number of Investments525 Portfolio Turnover21% Total Advisory Fees Paid$27,536,421
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Chemicals	3.9%
Gaming	4.0%
Building Materials	4.1%
Cash Equivalents	4.4%
Automotive	4.6%
Midstream	5.0%
Health Care	5.2%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.9%

Material Fund Change [Text Block]
C000030278
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	FIHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in lower-rated corporate fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Midstream, Building Materials, Consumer Products, Electric Utilities and Chemicals industry sectors.

  The Fund was positively impacted by its overweight position in the outperforming P&C Insurance sector and its underweight position in the underperforming Retail sector.

  Specific Fund holdings that positively impacted performance relative to the Index included Foundation Building Materials, Millennium Escrow, Venture Global Plaquemines, Ardonagh Group and Allied Universal Holdco.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Packaging, Cable & Satellite, Automotive and Gaming industry sectors.

  The Fund was also negatively impacted by its overweight allocation to the underperforming Packaging sector and its underweight allocations to the strong performing Media & Entertainment, Wireline Telecommunications and Wireless Telecommunications industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Ardagh Packaging, Real Hero Truck Merger Sub, Affinity Gaming, Organon & Co and Condor Merger Sub.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,876	$10,437	$11,016	$10,743
10/31/2017	$11,786	$10,531	$11,998	$11,630
10/31/2018	$11,832	$10,315	$12,115	$11,677
10/31/2019	$12,850	$11,502	$13,130	$12,568
10/31/2020	$13,285	$12,214	$13,580	$12,835
10/31/2021	$14,472	$12,155	$15,009	$14,192
10/31/2022	$12,837	$10,249	$13,244	$12,603
10/31/2023	$13,533	$10,286	$14,069	$13,260
10/31/2024	$15,517	$11,370	$16,387	$15,304
10/31/2025	$16,674	$12,071	$17,724	$16,453

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.46%	4.65%	5.25%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%
Lipper High Yield Funds Average	7.51%	5.05%	5.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 6,399,578,411
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 27,536,421
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,399,578,411 Number of Investments525 Portfolio Turnover21% Total Advisory Fees Paid$27,536,421
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Chemicals	3.9%
Gaming	4.0%
Building Materials	4.1%
Cash Equivalents	4.4%
Automotive	4.6%
Midstream	5.0%
Health Care	5.2%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.9%

Material Fund Change [Text Block]
C000170849
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FIHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in lower-rated corporate fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Midstream, Building Materials, Consumer Products, Electric Utilities and Chemicals industry sectors.

  The Fund was positively impacted by its overweight position in the outperforming P&C Insurance sector and its underweight position in the underperforming Retail sector.

  Specific Fund holdings that positively impacted performance relative to the Index included Foundation Building Materials, Millennium Escrow, Venture Global Plaquemines, Ardonagh Group and Allied Universal Holdco.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Packaging, Cable & Satellite, Automotive and Gaming industry sectors.

  The Fund was also negatively impacted by its overweight allocation to the underperforming Packaging sector and its underweight allocations to the strong performing Media & Entertainment, Wireline Telecommunications and Wireless Telecommunications industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Ardagh Packaging, Real Hero Truck Merger Sub, Affinity Gaming, Organon & Co and Condor Merger Sub.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,872	$10,437	$11,016	$10,743
10/31/2017	$11,795	$10,531	$11,998	$11,630
10/31/2018	$11,830	$10,315	$12,115	$11,677
10/31/2019	$12,862	$11,502	$13,130	$12,568
10/31/2020	$13,286	$12,214	$13,580	$12,835
10/31/2021	$14,489	$12,155	$15,009	$14,192
10/31/2022	$12,840	$10,249	$13,244	$12,603
10/31/2023	$13,538	$10,286	$14,069	$13,260
10/31/2024	$15,541	$11,370	$16,387	$15,304
10/31/2025	$16,702	$12,071	$17,724	$16,453

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference*	7.47%	4.68%	5.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%
Lipper High Yield Funds Average	7.51%	5.05%	5.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 6,399,578,411
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 27,536,421
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,399,578,411 Number of Investments525 Portfolio Turnover21% Total Advisory Fees Paid$27,536,421
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Chemicals	3.9%
Gaming	4.0%
Building Materials	4.1%
Cash Equivalents	4.4%
Automotive	4.6%
Midstream	5.0%
Health Care	5.2%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.9%

Material Fund Change [Text Block]